Payments, Details - 12 months ended Dec. 31, 2024 - MXN ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project		Resource	Segment	Ext. Method
#: 1
	$ 178,910,079	Taxes	MEXICO		Mexican Government [Member]	ENTITY LEVEL PAYMENT/MX - Secretaría de Hacienda y Crédito Público	[1]	Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 2
	31,975	Taxes	MEXICO	snj:MX-TAB	Mexican Government [Member]	CNH-A3-CÁRDENAS-MORA/2018 - Secretaría de Hacienda y Crédito Público		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 3
	32,280	Taxes	MEXICO	snj:MX-TAB	Mexican Government [Member]	CNH-A4-OGARRIO/2018 - Secretaría de Hacienda y Crédito Público		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 4
	282,765	Taxes	MEXICO	snj:MX-CAM	Mexican Government [Member]	CNH-M1-EK-BALAM/2017 - Secretaría de Hacienda y Crédito Público		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 5
	29,368	Taxes	MEXICO	snj:MX-TAB	Mexican Government [Member]	CNH-M2-SANTUARIO-EL GOLPE/2017 - Secretaría de Hacienda y Crédito Público		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 6
	10,839	Taxes	MEXICO	snj:MX-TAM	Mexican Government [Member]	CNH-M3-MISIÓN/2018 - Secretaría de Hacienda y Crédito Público	[2]	Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 7
	13,055	Taxes	MEXICO	snj:MX-VER	Mexican Government [Member]	CNH-M4-ÉBANO/2018 - Secretaría de Hacienda y Crédito Público	[3]	Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 8
	5,250	Taxes	MEXICO	snj:MX-VER	Mexican Government [Member]	CNH-M5-MIQUETLA/2018 - Secretaría de Hacienda y Crédito Público	[4]	Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 9
	298,407	Royalties	MEXICO	snj:MX-TAB	Mexican Government [Member]	CNH-A3-CÁRDENAS-MORA/2018 - Comisión Nacional de Hidrocarburos		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 10
	252,462	Royalties	MEXICO	snj:MX-TAB	Mexican Government [Member]	CNH-A4-OGARRIO/2018 - Comisión Nacional de Hidrocarburos		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 11
	176,445	Royalties	MEXICO	snj:MX-CAM	Mexican Government [Member]	CNH-M1-EK-BALAM/2017 - Comisión Nacional de Hidrocarburos		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 12
	35,354	Royalties	MEXICO	snj:MX-TAB	Mexican Government [Member]	CNH-M2-SANTUARIO-EL GOLPE/2017 - Comisión Nacional de Hidrocarburos		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 13
	33,418	Royalties	MEXICO	snj:MX-VER	Mexican Government [Member]	CNH-M5-MIQUETLA/2018 - Comisión Nacional de Hidrocarburos	[4]	Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 14
	403	Fees	MEXICO	snj:MX-TAB	Mexican Government [Member]	CNH-A3-CÁRDENAS-MORA/2018 - Comisión Nacional de Hidrocarburos		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 15
	1,301,631	Fees	MEXICO	snj:MX-CAM	Mexican Government [Member]	CNH-M1-EK-BALAM/2017 - Comisión Nacional de Hidrocarburos		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 16
	7	Fees	MEXICO	snj:MX-TAB	Mexican Government [Member]	CNH-M2-SANTUARIO-EL GOLPE/2017 - Comisión Nacional de Hidrocarburos		Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 17
	6,430	Fees	MEXICO	snj:MX-TAM	Mexican Government [Member]	CNH-M3-MISIÓN/2018 - Comisión Nacional de Hidrocarburos	[2]	Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 18
	21,465	Fees	MEXICO	snj:MX-VER	Mexican Government [Member]	CNH-M4-ÉBANO/2018 - Comisión Nacional de Hidrocarburos	[3]	Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 19
	1,326	Fees	MEXICO	snj:MX-VER	Mexican Government [Member]	CNH-M5-MIQUETLA/2018 - Comisión Nacional de Hidrocarburos	[4]	Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 20
	23,500	Infrastructure	MEXICO	snj:MX-CHP	Mexican Government [Member]	MUTUAL BENEFIT PROJECTS - State of Chiapas	[5],[6]	Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 21
	47,500	Infrastructure	MEXICO	snj:MX-TAB	Mexican Government [Member]	MUTUAL BENEFIT PROJECTS - State of Tabasco	[5],[6]	Oil And Natural Gas [Member]	Pemex Exploration and Production [Member]	Well
#: 22
	36,085	Taxes	MEXICO	snj:MX-BCS	Mexican Government [Member]	PHOSPHATE MINING - Secretaría de Hacienda y Crédito Público		Phosphate [Member]	Other Operating Subsidiary Companies Segment [Member]	Underground Mining
#: 23
	$ 13,942	Fees	MEXICO	snj:MX-BCS	Mexican Government [Member]	PHOSPHATE MINING - Servicio Geológico Mexicano		Phosphate [Member]	Other Operating Subsidiary Companies Segment [Member]	Underground Mining

[1]	As of December 31, 2024, the Mexican Government levies payment obligations on Pemex Exploration and Production only at the entity level, with the exception of the seven projects listed herein.
[2]	Field crosses the borders of two subnational jurisdictions: Tamaulipas and Nuevo León. The payment obligation is levied only at the field level, and not separately at the level of each subnational jurisdiction.
[3]	Field crosses the borders of three subnational jurisdictions: Veracruz, San Luis Potosí and Tamaulipas. The payment obligation is levied only at the field level, and not separately at the level of each subnational jurisdiction.
[4]	Field crosses the borders of two subnational jurisdictions: Veracruz and Puebla. The payment obligation is levied only at the field level, and not separately at the level of each subnational jurisdiction.
[5]	Includes contributions for paving roads in different states of Mexico.
[6]	Includes payments made at the municipality level.